Debt - Scheduled Maturities of Debt and Capital Lease Payments (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 6.3
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	100.0
Capital Leases, Future Minimum Payments Due in Five Years	7.6
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	20.9
Capital Leases, Future Minimum Payments Due in Four Years	9.9
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	889.5
Capital Leases, Future Minimum Payments Due in Three Years	7.8
Long-term Debt and Capital Lease Obligations, Repayments of Principal in Next Twelve Months	161.4
Capital Leases, Future Minimum Payments Due in Two Years	7.4
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	2,148.4
Capital Leases, Future Minimum Payments Due Thereafter	160.7
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after Year Five	2,481.7
Capital Leases, Future Minimum Payments Due	199.7
Long-term Debt	5,801.9	$ 5,575.4
Long-term Debt and Capital Lease Obligations	5,801.9
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	0.0
Long-term Debt and Capital Lease Obligations, Repayments of Principal in Next Twelve Months	0.0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal after Year Five	0.0
Long-term Debt	1,718.3	1,711.2
Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	0.0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	864.4
Parent Company [Member] | Seven Point Seven Five Percent Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five	890.0
Long-term Debt		890.0
Secured Debt [Member] | Parent Company [Member] | 7.875% Senior Secured Notes, due July 15, 2019
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Five		864.4
Secured Debt [Member] | Spectrum Brands [Member] | 6.375% Senior Notes due 2020
Debt Instrument [Line Items]
Long-term Debt	0.0	$ 129.7	$ 520.0
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,754.4